Unit-Based Compensation Plans (Narrative) (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	2.7
Employee [Member]
Share based compensation, vesting term	5 years
Director [Member]
Share based compensation, vesting term	5 years
ETP Cash Restricted Units [Member]
Unvested unit awards outstanding	0.4
Awards remaining unvested compensation expense	$ 3
Awards remaining unvested weighted average period, in years	1 year
ETP Unit-Based Compensation Plans [Member]
Awards granted	$ 23.82	$ 23.47	$ 40.57
Total fair value of awards vested	$ 28	$ 49	$ 26
Unvested unit awards outstanding	9.5	7.2
Awards remaining unvested compensation expense	$ 179
Awards remaining unvested weighted average period, in years	2 years 1 month